Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	$ 10,202	$ 10,170	$ 10,565
Capital expenditures	1,041	849	564
Stripping costs	25	18	18
Total capital expenditures	1,066	867	582
Disposals	(30)	(106)	(63)
Reclassifications		(44)	(18)
Business combinations	43		11
Depreciation and depletion for the period	(724)	(718)	(736)
Impairment losses	(77)	(43)	(306)
Foreign currency translation effects	(324)	76	135
Net book value at end of period	10,156	10,202	10,170
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	20,322	20,296	19,708
Net book value at end of period	20,516	20,322	20,296
Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(10,120)	(10,126)	(9,143)
Net book value at end of period	(10,360)	(10,120)	(10,126)
Land and mineral reserves [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	3,575	3,564
Capital expenditures	126	81
Stripping costs	25	18
Total capital expenditures	151	99
Disposals	(4)	(20)
Reclassifications		(4)
Business combinations	32
Depreciation and depletion for the period	(153)	(108)
Impairment losses	(12)	(11)
Foreign currency translation effects	(83)	55
Net book value at end of period	3,506	3,575	3,564
Land and mineral reserves [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,801	4,741
Net book value at end of period	4,843	4,801	4,741
Land and mineral reserves [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,226)	(1,177)
Net book value at end of period	(1,337)	(1,226)	(1,177)
Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,038	964
Capital expenditures	52	159
Total capital expenditures	52	159
Disposals	(4)	(6)
Reclassifications		(8)
Business combinations	1
Depreciation and depletion for the period	(78)	(74)
Impairment losses	(8)	(9)
Foreign currency translation effects	(172)	12
Net book value at end of period	829	1,038	964
Building [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	2,532	2,438
Net book value at end of period	2,342	2,532	2,438
Building [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(1,494)	(1,474)
Net book value at end of period	(1,513)	(1,494)	(1,474)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	4,327	4,454
Capital expenditures	406	609
Total capital expenditures	406	609
Disposals	(22)	(80)
Reclassifications		(29)
Business combinations	9
Depreciation and depletion for the period	(493)	(536)
Impairment losses	(55)	(15)
Foreign currency translation effects	(19)	(76)
Net book value at end of period	4,153	4,327	4,454
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	11,727	11,929
Net book value at end of period	11,663	11,727	11,929
Machinery and equipment [member] | Accumulated depreciation and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	(7,400)	(7,475)
Net book value at end of period	(7,510)	(7,400)	(7,475)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,262	1,188
Capital expenditures	457
Total capital expenditures	457
Reclassifications		(3)
Business combinations	1
Impairment losses	(2)	(8)
Foreign currency translation effects	(50)	85
Net book value at end of period	1,668	1,262	1,188
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value at beginning of period	1,262	1,188
Net book value at end of period	$ 1,668	$ 1,262	$ 1,188